Transactions with Related Parties - Balance Sheet (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Due to Related Party	$ (8,404)	$ (7,518)
Due from Related Party	36,015	26,146
Advances for vessels and drillships under construction	972,570	1,027,889
Accounts payable and other current liabilities	62,053	58,774
Other current assets	160,106	80,052
Other non-current assets	112,220	97,572
TMS Bulkers [Member]
Due from Related Party	27,159	19,579
TMS Tankers [Member]
Due from Related Party	8,511	6,324
Cardiff Marine [Member]
Due to Related Party	(2,019)	(671)
Sigma and Blue Fin pool [Member]
Due from Related Party	345	243
Trade Accounts Receivable Accrued Receivables	1,785	549
Other current assets	4,639	3,635
Other non-current assets	825	675
Cardiff/TMS Bulkers/TMS Tankers [Member]
Advances for vessels and drillships under construction	5,001	8,484
Vessels, drilling rigs, drillships, machinery and equipment, net	6,017	9,195
Vivid [Member]
Due to Related Party	(4,402)	0
Tri Ocean Heidmar [Member]
Due to Related Party	0	(43)
Tms Dry [Member]
Due to Related Party	0	(6,804)
Other non-current assets	0	4,140
Sigma Pool [Member]
Accounts payable and other current liabilities	31	111
Basset [Member]
Due to Related Party	$ (1,983)	$ 0